Inventories (Tables)	12 Months Ended
Aug. 31, 2020
Inventories
Schedule of inventories

	2020	2019
	$	$
Raw materials	422,784	301,939
Work-in-process	17,000	147,388
Finished goods	51,743	369,484
	491,527	818,811